Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard California Tax-Free Funds
Central Index Key	dei_EntityCentralIndexKey	0000783401
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2015
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 04, 1994
2005	rr_AnnualReturn2005	1.86%
2006	rr_AnnualReturn2006	4.26%
2007	rr_AnnualReturn2007	3.02%
2008	rr_AnnualReturn2008	(2.14%)
2009	rr_AnnualReturn2009	9.70%
2010	rr_AnnualReturn2010	2.62%
2011	rr_AnnualReturn2011	10.16%
2012	rr_AnnualReturn2012	6.63%
2013	rr_AnnualReturn2013	(0.83%)
2014	rr_AnnualReturn2014	8.00%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.08%)
One Year	rr_AverageAnnualReturnYear01	8.00%
Five Years	rr_AverageAnnualReturnYear05	5.24%
Ten Years	rr_AverageAnnualReturnYear10	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 1994
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	8.09%
Five Years	rr_AverageAnnualReturnYear05	5.33%
Ten Years	rr_AverageAnnualReturnYear10	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 07, 1986
2005	rr_AnnualReturn2005	3.78%
2006	rr_AnnualReturn2006	5.24%
2007	rr_AnnualReturn2007	1.57%
2008	rr_AnnualReturn2008	(6.87%)
2009	rr_AnnualReturn2009	13.21%
2010	rr_AnnualReturn2010	1.70%
2011	rr_AnnualReturn2011	11.49%
2012	rr_AnnualReturn2012	8.92%
2013	rr_AnnualReturn2013	(2.54%)
2014	rr_AnnualReturn2014	11.80%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.17%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.18%)
One Year	rr_AverageAnnualReturnYear01	11.80%
Five Years	rr_AverageAnnualReturnYear05	6.12%
Ten Years	rr_AverageAnnualReturnYear10	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 1986
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	11.89%
Five Years	rr_AverageAnnualReturnYear05	6.20%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 01, 1987
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	3.29%
2007	rr_AnnualReturn2007	3.53%
2008	rr_AnnualReturn2008	2.00%
2009	rr_AnnualReturn2009	0.31%
2010	rr_AnnualReturn2010	0.11%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.03%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.04%
Ten Years	rr_AverageAnnualReturnYear10	1.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 1987
California Tax-Exempt Money Market Funds Average | Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	0.94%
Barclays CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.96%
Five Years	rr_AverageAnnualReturnYear05	6.20%
Ten Years	rr_AverageAnnualReturnYear10	5.04%
Barclays CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.96%
Five Years	rr_AverageAnnualReturnYear05	6.20%
Ten Years	rr_AverageAnnualReturnYear10	5.04%
Barclays Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.31%
Five Years	rr_AverageAnnualReturnYear05	5.50%
Ten Years	rr_AverageAnnualReturnYear10	4.84%
Barclays Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.31%
Five Years	rr_AverageAnnualReturnYear05	5.50%
Ten Years	rr_AverageAnnualReturnYear10	4.84%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.